Goodwill and Intangible Assets - Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 3,972
2023	3,888
2024	3,759
2025	3,700
2026	$ 3,494